UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                         June 30, 2009

Check here if Amendment [  ];  Amendment Number __________
This amendment (check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Summit Partners, L.P.
Address:    222 Berkeley St., 18th Floor
            Boston, MA 02116

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robin Devereux
            -----------------------------------------------
Title:      Power of Attorney for Martin J. Mannion, Member
            -----------------------------------------------
Phone:      (617) 824-1000
            -----------------------------------------------

Signature, Place and Date of Signing:

/s/ Robin Devereux              Boston, MA             07/29/2009
--------------------------      -----------------      ---------------
(Signature)                     (City, State)          (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers         0
                                          ------------

Form 13F Information Table Entry Total    4
                                          ------------

Form 13F Information Table Value Total    91,634,600
                                          ------------------



List of Other Included Managers:          None

                                                      FORM 13F INFORMATION TABLE


   COLUMN 1       COLUMN 2    COLUMN 3      COLUMN 4            COLUMN 5       COLUMN 6      COLUMN 7            COLUMN 8
   --------       --------    --------      --------            --------       --------      --------            --------
                  TITLE OF                                 SHRS/
                                                           PRN    SH/   PUT/  INVESTMENT    OTHER            VOTING AUTHORITY
NAME OF ISSUER      CLASS      CUSIP         VALUE         AMNT   PRN   CALL  DISCRETION    MANAGERS        SOLE   SHARED  NONE
--------------      -----      -----         -----         ----   ---   ----  ----------    --------        ----   ------  ----

Aetna, Inc.        Common     00817Y108       62,625       2,500  SH            SOLE           N/A            2,500

Coventry Health
Care, Inc.         Common     222862104       18,710       1,000  SH            SOLE           N/A            1,000

Global Cash
Access Holdings,
Inc.               Common     378967103   91,527,885  11,498,478  SH            SOLE           N/A       11,498,478

Tenet Healthcare
Corp.              Common     88033G100       25,380       9,000  SH            SOLE           N/A            9,000
